Short-Term Investments (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Schedule of Short-Term Investments
	2020	2019
Loan investment funds	817,253	407,928
Certificate of Bank Deposits (b)	292,878	21,327
Treasury bills (c)	505,152	374,690
Government bonds (LFT) (d)	864,940	221,900
Dynamo Beauty Ventures Ltd. Fund	16,104	7,402
Restricted cash	40,425	-
	2,536,752	1,033,247

Current	2,520,648	1,025,845
Non-current	16,104	7,402

(a)	The Company and subsidiaries concentrate most of their investments in an exclusive investment fund, which holds interest in shares of the Essential Investment Fund.

The values of the quotas held by the Company are presented under the heading “Exclusive Investment Fund”. The financial statements of the Exclusive Investment Fund, in which the group has exclusive participation (100% of the quotas), were consolidated, except for the quotas of the Natura Institute, and the amounts of its portfolio were segregated by type of investment and classified as cash and marketable securities, based on the accounting practices adopted by the Company. For the purposes of consolidated presentation, the fund balance, as well as the positions of the other subsidiaries are presented according to the financial component.

(b)

Investments in CDBs classified as short-term investments are remunerated at an average rate of 100.0% of the CDI (106.9% of the CDI as at December 31, 2019). As at December 31, 2020, the “Crer Para Ver” line within the exclusive fund is R$ 57,609 (R$ 38,018 as at December 31, 2019).

(c)	As of December 31, 2020, investments in Treasury bills are remunerated at an average rate of 136.61% of the CDI (106% as at December 31, 2019).
(d)	As of December 31, 2020, investments in Government Bonds (LFT) are remunerated at an average rate of 105.9% of the CDI (100.4% of the CDI on December 31, 2019).

Schedule of Detailed Information About Investment Portfolio

The composition of the securities that make up the portfolio of the Essential Investment Fund, in which the Company hold 100% interest, on December 31, 2020 and 2019, is as follows:

	2020	2019
Certificate of Bank Deposits (CDB)	292,878	21,327
Repurchase transactions (cash and cash equivalent)	576,108	1,192,101
Financial letter	505,152	374,690
Government bonds (LFT)	864,940	221,900
	2,239,078	1,810,018